Revenue from contracts with customers and trade receivables (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)	[1],[2]	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)
Refunds provision								$ 30	$ 28
Contract assets | ₨	₨ 16			₨ 17
Revenue	153,851	[1],[2]	$ 2,225	142,028	[1],[2]	₨ 140,809
Equity shares										$ 30
Increase Decrease Payment Through Equity Shares										40
Initial Public offering [Member]
Equity shares										$ 30
Major Customer 1 [Member]
Revenue | ₨	₨ 10,639			₨ 13,486
Percentage of entity's revenue	7.00%		7.00%	9.00%
Major Customer 2 [Member]
Revenue | ₨	₨ 10,024			₨ 10,755
Percentage of entity's revenue	7.00%		7.00%	8.00%

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.
[2]	Revenues for the year ended March 31, 2019 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,785 (as compared to Rs.5,492 and Rs.6,181 for the years ended March 31, 2018 and 2017, respectively).